Lease Obligations	12 Months Ended
Dec. 31, 2020
Lease Obligations
Lease Obligations

16.   Lease Obligations

	Minimum lease payments
	December 31,	December 31,
	2020	2019
Less than one year	$7,367	$9,313
Between one and five years	10,209	13,521
More than five years	14,127	14,958
	31,703	37,792
Less: future finance charges	(12,206)	(13,913)
Present value of minimum lease payments	19,497	23,879
Less: current portion	(6,978)	(8,831)
Non-current portion	$12,519	$15,048

As at December 31, 2020, there were $16,829 of lease obligations related to mining equipment and $2,668 of other leases.